Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 64,893
Deferred offering costs	1,071,947
Debt issuance costs - current	671,804
Prepaid expenses and other	410,085
Total Current Assets	2,218,729
Non-Current Assets
Debt issuance costs - net of current portion	1,198,512
Total Assets	3,417,241
Current Liabilities
Accounts payable	2,917,801
Accounts payable - related parties	628,277
Litigation settlement payable	4,641,250
Accrued compensation	734,874
Lease liability, current
Total Current Liabilities	8,922,202
Shareholders’ Deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares were issued and outstanding as of December 31, 2024 and 2023, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 18,090,526 and 16,560,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,809
Additional paid in capital	45,101,675
Accumulated deficit	(50,608,445)
Total Shareholders’ Deficit	(5,504,961)	$ (13,988,253)
Total Liabilities and Shareholders’ Deficit	3,417,241
NEONC TECHNOLOGIES HOLDINGS, INC.
Current Assets
Cash	64,893	31,862
Deferred offering costs	1,071,947	970,582
Debt issuance costs - current	671,804
Prepaid expenses and other	386,559	262,932
Total Current Assets	2,195,203	1,265,376
Non-Current Assets
Debt issuance costs - net of current portion	1,198,512
Right of use asset - operating lease	23,526	(0)
Total Assets	3,417,241	1,265,376
Current Liabilities
Accounts payable	2,893,079	1,565,968
Accounts payable - related parties	628,277	1,390,961
Litigation settlement payable	4,641,250	4,600,000
Accrued compensation	734,874	1,091,243
Bridge loan - related party		6,555,457
Lease liability, current	24,722
Note payable - related party, at fair value		50,000
Total Current Liabilities	8,927,202	15,253,629
Shareholders’ Deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares were issued and outstanding as of December 31, 2024 and 2023, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 18,090,526 and 16,560,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,809	1,656
Additional paid in capital	45,101,675	24,720,072
Accumulated deficit	(50,608,445)	(38,709,981)
Total Shareholders’ Deficit	(5,504,961)	(13,988,253)
Total Liabilities and Shareholders’ Deficit	$ 3,417,241	$ 1,265,376